Schedule of Investments
July 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.53%
Australia–2.79%
Transurban Group	320,083	$3,086,592
Brazil–0.39%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	35,615	434,859
Canada–10.34%
Canadian National Railway Co.	15,352	1,860,891
Enbridge, Inc.	105,256	3,869,723
Gibson Energy, Inc.	137,429	2,237,592
Pembina Pipeline Corp.	50,787	1,607,976
TC Energy Corp.	52,030	1,864,739
		11,440,921
China–3.27%
China Gas Holdings Ltd.	304,400	339,489
China Resources Gas Group Ltd.	504,600	1,743,729
ENN Energy Holdings Ltd.	31,400	378,413
Hainan Meilan International Airport Co. Ltd.(a)	312,000	469,557
Yuexiu Transport Infrastructure Ltd.	1,260,000	682,676
		3,613,864
France–7.49%
Vinci S.A.	70,490	8,284,196
Hong Kong–2.78%
CLP Holdings Ltd.	80,500	655,473
Hong Kong & China Gas Co. Ltd. (The)	2,835,000	2,426,667
		3,082,140
Italy–5.44%
Infrastrutture Wireless Italiane S.p.A.(b)	141,111	1,771,192
Italgas S.p.A.	721,294	4,254,252
		6,025,444
Japan–0.86%
Tokyo Gas Co. Ltd.	41,800	949,064
Luxembourg–1.71%
SES S.A., FDR	291,835	1,890,509
Mexico–2.59%
Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	10,110	2,861,029
Netherlands–3.40%
Koninklijke Vopak N.V.	99,857	3,762,867
Portugal–2.25%
EDP - Energias de Portugal S.A.	532,630	2,489,054
Spain–4.74%
Aena SME S.A.(b)	13,221	2,115,874
Cellnex Telecom S.A.(b)	76,505	3,125,662
		5,241,536
Shares		Value
United Kingdom–2.41%
Pennon Group PLC	235,807	$2,127,581
SSE PLC	25,163	544,204
		2,671,785
United States–48.07%
American Tower Corp.	30,559	5,815,683
CenterPoint Energy, Inc.	42,184	1,269,317
Cheniere Energy, Inc.	14,425	2,334,831
Crown Castle, Inc.	31,612	3,423,263
Essential Utilities, Inc.	97,481	4,122,472
Eversource Energy(c)	81,971	5,928,962
Kinder Morgan, Inc.	303,372	5,372,718
NiSource, Inc.	175,080	4,874,227
ONEOK, Inc.	17,953	1,203,569
PG&E Corp.(a)	141,713	2,495,566
SBA Communications Corp., Class A	19,099	4,181,726
Sempra	36,168	5,389,755
Targa Resources Corp.	20,794	1,704,900
WEC Energy Group, Inc.	20,120	1,807,983
Xcel Energy, Inc.	52,116	3,269,237
		53,194,209
Total Common Stocks & Other Equity Interests (Cost $104,540,292)		109,028,069
Money Market Funds–1.13%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e)	438,071	438,071
Invesco Liquid Assets Portfolio, Institutional Class, 5.28%(d)(e)	312,595	312,626
Invesco Treasury Portfolio, Institutional Class, 5.18%(d)(e)	500,653	500,653
Total Money Market Funds (Cost $1,251,349)		1,251,350
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.66% (Cost $105,791,641)		110,279,419
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.32%
Invesco Private Government Fund, 5.24%(d)(e)(f)	720,267	720,267
Invesco Private Prime Fund, 5.38%(d)(e)(f)	1,851,785	1,851,785
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,571,874)		2,572,052
TOTAL INVESTMENTS IN SECURITIES—101.98% (Cost $108,363,515)		112,851,471
OTHER ASSETS LESS LIABILITIES–(1.98)%		(2,194,465)
NET ASSETS–100.00%		$110,657,006

See accompanying notes which are an integral part of this schedule.
Invesco Global Infrastructure Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
FDR	– Fiduciary Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $7,012,728, which represented 6.34% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$193,359	$11,424,170	$(11,179,458)	$-	$-	$438,071	$23,890
Invesco Liquid Assets Portfolio, Institutional Class	138,164	8,160,122	(7,985,498)	(41)	(121)	312,626	16,676
Invesco Treasury Portfolio, Institutional Class	220,982	13,056,195	(12,776,524)	-	-	500,653	25,934
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	770,155	16,896,343	(16,946,231)	-	-	720,267	18,997*
Invesco Private Prime Fund	1,980,320	38,534,140	(38,663,778)	177	926	1,851,785	51,589*
Total	$3,302,980	$88,070,970	$(87,551,489)	$136	$805	$3,823,402	$137,086

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Infrastructure Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$3,086,592	$—	$3,086,592
Brazil	434,859	—	—	434,859
Canada	11,440,921	—	—	11,440,921
China	—	3,613,864	—	3,613,864
France	—	8,284,196	—	8,284,196
Hong Kong	—	3,082,140	—	3,082,140
Italy	—	6,025,444	—	6,025,444
Japan	—	949,064	—	949,064
Luxembourg	—	1,890,509	—	1,890,509
Mexico	2,861,029	—	—	2,861,029
Netherlands	—	3,762,867	—	3,762,867
Portugal	—	2,489,054	—	2,489,054
Spain	—	5,241,536	—	5,241,536
United Kingdom	—	2,671,785	—	2,671,785
United States	53,194,209	—	—	53,194,209
Money Market Funds	1,251,350	2,572,052	—	3,823,402
Total Investments	$69,182,368	$43,669,103	$—	$112,851,471
Invesco Global Infrastructure Fund